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September 30, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:  RiverSource Income Series, Inc.
        Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)
     Post-Effective Amendment No. 108
     File Nos. 2-10700/811-499

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 108 (Amendment). This Amendment was filed electronically on or about Sept. 27, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.